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BLANKK
FIRST QUARTER REPORT
June 30, 2026 (Unaudited)
Columbia AAA CLO ETF

Portfolio of Investments
Columbia AAA CLO ETF, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia AAA CLO ETF | 2026
2
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Loan Obligations Securities 95 .9%
AGL CLO 37 Ltd.
(a),(b)
Series 2024-37A  Class A1
3 mo. USD Term SOFR + 1.240%
Floor 1.240%
04/22/2038 4.904% 250,000 250,211
AGL CLO 44 Ltd.
(a),(b)
Series 2025-44A  Class A
3 mo. USD Term SOFR + 1.150%
Floor 1.150%
10/22/2037 4.814% 400,000 399,800
AIMCO CLO 11 Ltd.
(a),(b)
Series 2020-11A  Class A1R2
3 mo. USD Term SOFR + 1.340%
Floor 1.340%
07/17/2037 5.020% 250,000 250,318
AMMC CLO 32 Ltd.
(a),(b)
Series 2025-32A  Class A1
3 mo. USD Term SOFR + 1.360%
Floor 1.360%
10/17/2038 5.040% 250,000 250,708
Apidos CLO XXXIX Ltd.
(a),(b)
Series 2022-39A  Class A1R
3 mo. USD Term SOFR + 1.230%
Floor 1.230%
10/21/2038 4.902% 250,000 250,225
ARES LVIII CLO Ltd.
(a),(b)
Series 2020-58A  Class A1R2
3 mo. USD Term SOFR + 1.240%
Floor 1.240%
04/15/2038 4.913% 395,000 395,069
ARES LXVI CLO Ltd.
(a),(b)
Series 2022-66A  Class A2R2
3 mo. USD Term SOFR + 1.550%
Floor 1.550%
10/25/2038 5.217% 250,000 250,237
Ballyrock CLO Ltd.
(a),(b)
Series 2019-2A  Class A1R3
3 mo. USD Term SOFR + 1.240%
Floor 1.240%
10/25/2038 4.907% 250,000 250,067
Carlyle U.S. CLO Ltd.
(a),(b)
Series 2021-1A  Class A1AR
3 mo. USD Term SOFR + 1.370%
Floor 1.370%
01/15/2040 5.043% 250,000 250,375
Series 2023-3A  Class A1R
3 mo. USD Term SOFR + 1.230%
Floor 1.230%
10/15/2038 4.903% 250,000 250,643
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Loan Obligations Securities (continued)
CIFC Funding Ltd.
(a),(b)
Series 2020-3A  Class A1R2
3 mo. USD Term SOFR + 1.210%
Floor 1.210%
10/20/2038 4.885% 250,000 250,296
Dryden 119 CLO Ltd.
(a),(b)
Series 2024-119AR  Class A2R
3 mo. USD Term SOFR + 1.350%
Floor 1.350%
07/15/2039 4.976% 300,000 299,600
Dryden 97 CLO Ltd.
(a),(b)
Series 2022-97A  Class A1R
3 mo. USD Term SOFR + 1.270%
Floor 1.270%
10/20/2038 4.945% 250,000 250,562
Elmwood CLO 19 Ltd.
(a),(b)
Series 2022-6A  Class AR2
3 mo. USD Term SOFR + 1.240%
Floor 1.240%
10/17/2038 4.920% 250,000 250,031
Elmwood CLO 23 Ltd.
(a),(b)
Series 2023-2A  Class A1R2
3 mo. USD Term SOFR + 1.200%
Floor 1.200%
07/16/2039 4.881% 400,000 400,000
Fortress Credit BSL XXIV Ltd.
(a),(b)
Series 2025-1A  Class A
3 mo. USD Term SOFR + 1.270%
Floor 1.270%
04/20/2038 4.945% 250,000 250,216
Garnet CLO 3 Ltd.
(a),(b)
Series 2025-3A  Class A1
3 mo. USD Term SOFR + 1.270%
Floor 1.270%
10/20/2038 4.945% 250,000 250,031
KKR CLO 35 Ltd.
(a),(b)
Series 35A  Class AR
3 mo. USD Term SOFR + 1.200%
Floor 1.200%
01/20/2038 4.875% 250,000 250,611
LCM 38 Ltd.
(a),(b)
Series 38A  Class AR2
3 mo. USD Term SOFR + 1.270%
Floor 1.270%
11/04/2038 4.943% 250,000 250,001
LCM 40 Ltd.
(a),(b)
Series 40A  Class A2R
3 mo. USD Term SOFR + 1.650%
Floor 1.650%
01/15/2038 5.323% 250,000 250,000

Portfolio of Investments
(continued)
Columbia AAA CLO ETF, June 30, 2026 (Unaudited)
Columbia AAA CLO ETF | 2026
3
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Loan Obligations Securities (continued)
Madison Park Funding LI Ltd.
(a),(b)
Series 2021-51A  Class A1R
3 mo. USD Term SOFR + 1.230%
Floor 1.230%
10/19/2038 4.905% 250,000 250,031
Madison Park Funding XLVII Ltd.
(a),(b)
Series 2020-47A  Class A2R
3 mo. USD Term SOFR + 1.740%
Floor 1.740%
04/19/2037 5.415% 321,000 321,195
Madison Park Funding XXXVIII Ltd.
(a),(b)
Series 2021-38A  Class A2R
3 mo. USD Term SOFR + 1.450%
Floor 1.450%
10/17/2038 5.130% 250,000 249,537
Magnetite XLIII Ltd.
(a),(b)
Series 2025-43A  Class A
3 mo. USD Term SOFR + 1.350%
Floor 1.350%
07/15/2038 5.023% 250,000 250,624
Neuberger Berman Loan Advisers CLO 33
Ltd.
(a),(b)
Series 2019-33A  Class AR2
3 mo. USD Term SOFR + 1.220%
Floor 1.220%
04/16/2039 4.900% 250,000 250,125
Neuberger Berman Loan Advisers CLO 36R
Ltd.
(a),(b)
Series 2020-36RA  Class A
3 mo. USD Term SOFR + 1.270%
Floor 1.270%
07/20/2039 4.945% 250,000 250,089
New Mountain CLO 3 Ltd.
(a),(b)
Series CLO-3A  Class A1R
3 mo. USD Term SOFR + 1.330%
Floor 1.330%
10/20/2038 5.005% 250,000 250,257
NYACK Park CLO Ltd.
(a),(b)
Series 2021-1A  Class A1R
3 mo. USD Term SOFR + 1.230%
Floor 1.230%
10/20/2038 4.905% 250,000 250,031
OHA Credit Partners XIII Ltd.
(a),(b)
Series 2016-13A  Class A1R2
3 mo. USD Term SOFR + 1.380%
Floor 1.380%
10/21/2037 5.052% 300,000 300,567
Peace Park CLO Ltd.
(a),(b)
Series 2021-1A  Class AR
3 mo. USD Term SOFR + 1.250%
Floor 1.250%
10/20/2038 4.925% 250,000 250,199
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Loan Obligations Securities (continued)
RR 27 Ltd.
(a),(b)
Series 2023-27A  Class A1AR
3 mo. USD Term SOFR + 1.230%
Floor 1.230%
10/15/2040 4.903% 250,000 250,408
Venture 42 CLO Ltd.
(a),(b)
Series 2021-42A  Class B
3 mo. USD Term SOFR + 1.812%
Floor 1.550%
04/15/2034 5.485% 250,000 250,083
Wehle Park CLO Ltd.
(a),(b)
Series 2022-1A  Class A1R
3 mo. USD Term SOFR + 1.240%
Floor 1.240%
10/21/2038 4.912% 250,000 250,249
Whitebox CLO III Ltd.
(a),(b)
Series 2021-3A  Class A1R
3 mo. USD Term SOFR + 1.270%
Floor 1.270%
10/15/2035 4.943% 250,000 250,204
Wise CLO Ltd.
(a),(b)
Series 2025-3A  Class A
3 mo. USD Term SOFR + 1.350%
Floor 1.350%
07/15/2038 5.023% 250,000 250,341
Zais CLO 17 Ltd.
(a),(b)
Series 2021-17A  Class A1R
3 mo. USD Term SOFR + 1.550%
Floor 1.550%
10/20/2037 5.225% 250,000 250,298
1 1 1 1 1
Total Non-Agency Collateralized Loan Obligations Securities
(Cost $ 9,625,874 ) 9,623,239
. Shares
.
Value ($)
Money Market Funds 3 .2%
Columbia Short-Term Cash Fund, 3.767%
(c),(d)
319,860 319,668
1 1 1
Total Money Market Funds
(Cost $ 319,700 ) 319,668
Total Investments in Securities
(Cost $ 9,945,574 ) 9,942,907
Other Assets & Liabilities, Net 92,333
Net Assets 10,035,240

Portfolio of Investments
(continued)
Columbia AAA CLO ETF, June 30, 2026 (Unaudited)
Columbia AAA CLO ETF | 2026
4
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
—
319,700
—
(32)
319,668
—
—
456
319,860
1
Notes to Portfolio of Investments
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $9,623,239, which represents 95.89% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of June 30, 2026.
(c) The rate shown is the seven-day current annualized yield at June 30, 2026.
(d) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:
Abbreviation Legend
SOFR Secured Overnight Financing Rate
Currency Legend
USD US Dollar

1QT330_(08/26)
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